Distribution Date:	12/17/21	CSAIL 2018-CX11 Commercial Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-CX11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-15		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12652UAQ2	2.888300%	30,370,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12652UAR0	3.818400%	50,930,000.00	43,627,481.78	684,205.00	138,822.65	0.00	0.00	823,027.65	42,943,276.78	31.26%	30.00%
A-3	12652UAS8	4.094500%	61,244,000.00	61,244,000.00	0.00	208,969.63	0.00	0.00	208,969.63	61,244,000.00	31.26%	30.00%
A-4	12652UAT6	3.765900%	158,100,000.00	158,100,000.00	0.00	496,157.32	0.00	0.00	496,157.32	158,100,000.00	31.26%	30.00%
A-5	12652UAU3	4.033100%	329,412,000.00	329,412,000.00	0.00	1,107,126.28	0.00	0.00	1,107,126.28	329,412,000.00	31.26%	30.00%
A-SB	12652UAV1	4.033900%	36,952,000.00	36,952,000.00	0.00	124,217.23	0.00	0.00	124,217.23	36,952,000.00	31.26%	30.00%
A-S	12652UAY5	4.251100%	78,611,000.00	78,611,000.00	0.00	278,486.02	0.00	0.00	278,486.02	78,611,000.00	22.66%	21.75%
B	12652UAZ2	4.452300%	39,306,000.00	39,306,000.00	0.00	145,835.09	0.00	0.00	145,835.09	39,306,000.00	18.36%	17.63%
C	12652UBA6	4.781213%	41,688,000.00	41,688,000.00	0.00	166,099.34	0.00	0.00	166,099.34	41,688,000.00	13.81%	13.25%
D	12652UAC3	2.750000%	30,968,000.00	30,968,000.00	0.00	70,968.33	0.00	0.00	70,968.33	30,968,000.00	10.42%	10.00%
E-RR	12652UAF6	4.781213%	19,058,000.00	19,058,000.00	0.00	75,933.63	0.00	0.00	75,933.63	19,058,000.00	8.34%	8.00%
F-RR	12652UAH2	4.781213%	23,822,000.00	23,822,000.00	0.00	94,915.05	0.00	0.00	94,915.05	23,822,000.00	5.73%	5.50%
G-RR	12652UAK5	4.781213%	9,528,000.00	9,528,000.00	0.00	37,962.83	0.00	0.00	37,962.83	9,528,000.00	4.69%	4.50%
NR-RR* 12652UAM1		4.781213%	42,879,784.00	42,879,784.00	0.00	162,346.91	0.00	0.00	162,346.91	42,879,784.00	0.00%	0.00%
Z	12652UBC2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12652UAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			952,868,784.00	915,196,265.78	684,205.00	3,107,840.31	0.00	0.00	3,792,045.31	914,512,060.78

Notional Certificates
X-A	12652UAW9	0.791455%	745,619,000.00	707,946,481.78	0.00	466,923.29	0.00	0.00	466,923.29	707,262,276.78
X-B	12652UAX7	0.159620%	80,994,000.00	80,994,000.00	0.00	10,773.54	0.00	0.00	10,773.54	80,994,000.00
X-D	12652UAA7	2.031213%	30,968,000.00	30,968,000.00	0.00	52,418.84	0.00	0.00	52,418.84	30,968,000.00
Notional SubTotal			857,581,000.00	819,908,481.78	0.00	530,115.67	0.00	0.00	530,115.67	819,224,276.78

Deal Distribution Total					684,205.00	3,637,955.98	0.00	0.00	4,322,160.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12652UAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12652UAR0	856.61656745	13.43422344	2.72575398	0.00000000	0.00000000	0.00000000	0.00000000	16.15997742	843.18234400
A-3	12652UAS8	1,000.00000000	0.00000000	3.41208331	0.00000000	0.00000000	0.00000000	0.00000000	3.41208331	1,000.00000000
A-4	12652UAT6	1,000.00000000	0.00000000	3.13824997	0.00000000	0.00000000	0.00000000	0.00000000	3.13824997	1,000.00000000
A-5	12652UAU3	1,000.00000000	0.00000000	3.36091666	0.00000000	0.00000000	0.00000000	0.00000000	3.36091666	1,000.00000000
A-SB	12652UAV1	1,000.00000000	0.00000000	3.36158341	0.00000000	0.00000000	0.00000000	0.00000000	3.36158341	1,000.00000000
A-S	12652UAY5	1,000.00000000	0.00000000	3.54258335	0.00000000	0.00000000	0.00000000	0.00000000	3.54258335	1,000.00000000
B	12652UAZ2	1,000.00000000	0.00000000	3.71025009	0.00000000	0.00000000	0.00000000	0.00000000	3.71025009	1,000.00000000
C	12652UBA6	1,000.00000000	0.00000000	3.98434418	0.00000000	0.00000000	0.00000000	0.00000000	3.98434418	1,000.00000000
D	12652UAC3	1,000.00000000	0.00000000	2.29166656	0.00000000	0.00000000	0.00000000	0.00000000	2.29166656	1,000.00000000
E-RR	12652UAF6	1,000.00000000	0.00000000	3.98434411	0.00000000	0.00000000	0.00000000	0.00000000	3.98434411	1,000.00000000
F-RR	12652UAH2	1,000.00000000	0.00000000	3.98434430	0.00000000	0.00000000	0.00000000	0.00000000	3.98434430	1,000.00000000
G-RR	12652UAK5	1,000.00000000	0.00000000	3.98434404	0.00000000	0.00000000	0.00000000	0.00000000	3.98434404	1,000.00000000
NR-RR	12652UAM1	1,000.00000000	0.00000000	3.78609440	0.19824983	6.28308389	0.00000000	0.00000000	3.78609440	1,000.00000000
Z	12652UBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12652UAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12652UAW9	949.47484141	0.00000000	0.62622236	0.00000000	0.00000000	0.00000000	0.00000000	0.62622236	948.55720788
X-B	12652UAX7	1,000.00000000	0.00000000	0.13301652	0.00000000	0.00000000	0.00000000	0.00000000	0.13301652	1,000.00000000
X-D	12652UAA7	1,000.00000000	0.00000000	1.69267760	0.00000000	0.00000000	0.00000000	0.00000000	1.69267760	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	138,822.65	0.00	138,822.65	0.00	0.00	0.00	138,822.65	0.00
A-3	11/01/21 - 11/30/21	30	0.00	208,969.63	0.00	208,969.63	0.00	0.00	0.00	208,969.63	0.00
A-4	11/01/21 - 11/30/21	30	0.00	496,157.32	0.00	496,157.32	0.00	0.00	0.00	496,157.32	0.00
A-5	11/01/21 - 11/30/21	30	0.00	1,107,126.28	0.00	1,107,126.28	0.00	0.00	0.00	1,107,126.28	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	124,217.23	0.00	124,217.23	0.00	0.00	0.00	124,217.23	0.00
X-A	11/01/21 - 11/30/21	30	0.00	466,923.29	0.00	466,923.29	0.00	0.00	0.00	466,923.29	0.00
X-B	11/01/21 - 11/30/21	30	0.00	10,773.54	0.00	10,773.54	0.00	0.00	0.00	10,773.54	0.00
X-D	11/01/21 - 11/30/21	30	0.00	52,418.84	0.00	52,418.84	0.00	0.00	0.00	52,418.84	0.00
A-S	11/01/21 - 11/30/21	30	0.00	278,486.02	0.00	278,486.02	0.00	0.00	0.00	278,486.02	0.00
B	11/01/21 - 11/30/21	30	0.00	145,835.09	0.00	145,835.09	0.00	0.00	0.00	145,835.09	0.00
C	11/01/21 - 11/30/21	30	0.00	166,099.34	0.00	166,099.34	0.00	0.00	0.00	166,099.34	0.00
D	11/01/21 - 11/30/21	30	0.00	70,968.33	0.00	70,968.33	0.00	0.00	0.00	70,968.33	0.00
E-RR	11/01/21 - 11/30/21	30	0.00	75,933.63	0.00	75,933.63	0.00	0.00	0.00	75,933.63	0.00
F-RR	11/01/21 - 11/30/21	30	0.00	94,915.05	0.00	94,915.05	0.00	0.00	0.00	94,915.05	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	37,962.83	0.00	37,962.83	0.00	0.00	0.00	37,962.83	0.00
NR-RR	11/01/21 - 11/30/21	30	259,880.92	170,847.82	0.00	170,847.82	8,500.91	0.00	0.00	162,346.91	269,417.28
Totals			259,880.92	3,646,456.89	0.00	3,646,456.89	8,500.91	0.00	0.00	3,637,955.98	269,417.28

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,322,160.98
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,658,944.24	Master Servicing Fee	5,473.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,643.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	381.33
ARD Interest	0.00	Operating Advisor Fee	824.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	164.08
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,658,944.24	Total Fees	12,487.33

Principal		Expenses/Reimbursements
Scheduled Principal	684,205.00	Reimbursement for Interest on Advances	90.75
Unscheduled Principal Collections		ASER Amount	722.36
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,416.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,271.13
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	684,205.00	Total Expenses/Reimbursements	8,500.91

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,637,955.98
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	684,205.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,322,160.98
Total Funds Collected	4,343,149.24	Total Funds Distributed	4,343,149.22

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	915,196,266.12	915,196,266.12	Beginning Certificate Balance	915,196,265.78
(-) Scheduled Principal Collections	684,205.00	684,205.00	(-) Principal Distributions	684,205.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	914,512,061.12	914,512,061.12	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	915,535,812.66	915,535,812.66	Ending Certificate Balance	914,512,060.78
Ending Actual Collateral Balance	914,893,895.97	914,893,895.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.34)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.34)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP
	9,999,999 or less	27	161,135,021.71	17.62%	71	5.2083	1.749112	1.4999 or less	18	228,977,055.16	25.04%	73	5.0384	1.107444
10,000,000 to 19,999,999		18	250,587,568.99	27.40%	73	4.9279	1.828644	1.5000 to 1.7499	12	172,808,978.71	18.90%	58	5.0789	1.672408
20,000,000 to 29,999,999		7	174,643,183.06	19.10%	53	4.2056	2.471587	1.7500 to 1.9999	9	119,717,400.42	13.09%	71	4.7555	1.889634
30,000,000 to 49,999,999		5	202,720,000.00	22.17%	66	4.8466	1.681095	2.0000 to 2.9999	12	224,507,180.42	24.55%	71	4.6011	2.266628
	50,000,000 or greater	2	120,209,485.10	13.14%	73	4.7280	2.706076	3.0000 or greater	8	163,284,644.15	17.85%	60	4.4450	3.430385
	Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911	Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP	Totals	117	914,512,061.12	100.00%	67	4.7974	2.016911
Arizona	1	12,500,000.00	1.37%	76	4.8850	1.550000
									Property Type³
Arkansas	1	9,083,535.80	0.99%	76	5.1100	1.430000
California	29	100,989,324.06	11.04%	73	4.5991	2.367697		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	13,001,092.06	1.42%	75	5.4100	0.350000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	7	120,300,962.69	13.15%	74	5.1695	2.426216	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP
Georgia	5	12,818,750.48	1.40%	73	5.1767	2.504278	Industrial	14	80,135,116.66	8.76%	69	4.7365	2.299421
Illinois	5	73,913,121.45	8.08%	52	5.3083	1.974499	Lodging	17	189,329,079.94	20.70%	74	5.3455	1.928149
Indiana	4	8,244,501.11	0.90%	72	5.1343	1.603229	Mixed Use	8	68,277,505.87	7.47%	70	4.4830	1.929031
Kentucky	2	1,135,183.56	0.12%	66	5.0100	1.380000	Multi-Family	27	104,818,940.28	11.46%	59	4.3767	1.678239
Maryland	1	17,484,743.77	1.91%	75	4.8850	2.120000	Office	28	261,614,663.40	28.61%	64	4.5043	2.476361
Michigan	5	42,871,236.41	4.69%	73	4.6147	1.727382	Other	1	40,000,000.00	4.37%	40	5.5100	1.730000
Minnesota	1	2,409,264.71	0.26%	71	4.3690	2.390000	Retail	21	165,119,952.96	18.06%	73	4.8704	1.597747
New Jersey	5	50,003,932.10	5.47%	73	4.8061	1.727795	Totals	117	914,512,061.12	100.00%	67	4.7974	2.016911
New York	7	188,359,211.23	20.60%	65	4.3154	1.785710
North Carolina	1	9,396,839.30	1.03%	75	5.5100	1.780000
Ohio	12	62,987,477.99	6.89%	72	4.8364	1.641138
Pennsylvania	7	61,160,129.59	6.69%	52	4.5042	1.809765
South Carolina	1	10,141,374.42	1.11%	73	5.5150	2.070000
Tennessee	2	6,882,899.11	0.75%	71	4.5274	2.228588
Texas	13	52,572,421.55	5.75%	66	5.0720	2.183774
Virginia	3	29,227,532.12	3.20%	42	5.0563	3.815198
Washington	1	4,798,543.78	0.52%	72	5.7400	1.470000
Washington, DC	1	16,300,000.00	1.78%	69	4.2200	1.870000
West Virginia	1	2,713,181.82	0.30%	71	4.3690	2.390000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP
	3.9999% or less	2	49,750,000.00	5.44%	47	3.2656	3.423618	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	11	249,309,746.35	27.26%	70	4.2525	2.031026	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	13	220,508,536.62	24.11%	64	4.8273	2.211397	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	33	389,726,975.89	42.62%	69	5.3174	1.728134	37 months to 48 months	46	647,995,162.05	70.86%	69	4.9810	1.987752
	Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911	49 months or greater	13	261,300,096.81	28.57%	61	4.3314	2.103936
								Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP
	60 months or less	5	111,973,774.89	12.24%	27	4.7461	2.477777	Interest Only	22	408,093,121.45	44.62%	64	4.6177	1.928609
61 months to 119 months		54	797,321,483.97	87.19%	73	4.8011	1.957010	299 months or less	7	62,134,868.77	6.79%	58	5.2512	2.693521
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	30	439,067,268.64	48.01%	71	4.8938	2.011989
	Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,216,802.26	0.57%	76	5.3400	NAP				None
Underwriter's Information		2	45,473,774.89	4.97%	25	4.8913	2.792071
	12 months or less	52	818,346,438.15	89.48%	69	4.7855	2.001733
	13 months to 24 months	4	19,475,045.82	2.13%	70	5.4508	1.451867
	25 months or greater	1	26,000,000.00	2.84%	69	4.4100	1.710000
	Totals	60	914,512,061.12	100.00%	67	4.7974	2.016911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A	30314417	Various Various		Various	Actual/360	4.369%	231,192.92	0.00	0.00	N/A	11/06/27	--	63,500,000.00	63,500,000.00	11/06/21
2A1	30314418	LO	Clearwater Beach	FL	Actual/360	5.130%	242,792.51	84,084.29	0.00	N/A	03/06/28	--	56,793,569.39	56,709,485.10	12/06/21
3AA1B	30314421	OF	New York	NY	Actual/360	4.096%	102,390.25	0.00	0.00	N/A	12/06/27	--	30,000,000.00	30,000,000.00	11/06/21
3AA2	30314422				Actual/360	4.096%	33,379.22	0.00	0.00	N/A	12/06/27	--	9,780,000.00	9,780,000.00	11/06/21
3AA3	30314423				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	11/06/21
3AA4	30314424				Actual/360	4.096%	17,065.04	0.00	0.00	N/A	12/06/27	--	5,000,000.00	5,000,000.00	11/06/21
4A22	30314137	Various Various		CA	Actual/360	4.890%	190,384.00	0.00	0.00	N/A	02/06/28	--	46,720,000.00	46,720,000.00	12/06/21
5A1	30314425	RT	Bronx	NY	Actual/360	5.174%	194,025.00	0.00	0.00	N/A	04/05/28	--	45,000,000.00	45,000,000.00	12/05/21
6	30298842	MF	Tuckahoe	NY	Actual/360	4.340%	148,283.33	0.00	0.00	N/A	08/05/27	--	41,000,000.00	41,000,000.00	12/05/21
7A1	30314427	98	Chicago	IL	Actual/360	5.510%	183,666.67	0.00	0.00	N/A	04/05/25	--	40,000,000.00	40,000,000.00	12/05/21
8A2	30314430	LO	Melbourne	FL	Actual/360	5.061%	68,661.44	23,233.06	0.00	N/A	12/05/27	--	16,280,128.89	16,256,895.83	12/05/21
8A3	30314431				Actual/360	5.061%	68,661.44	23,233.06	0.00	N/A	12/05/27	--	16,280,128.89	16,256,895.83	12/05/21
9A2	30314432	OF	Sunnyvale	CA	Actual/360	3.619%	89,718.56	0.00	0.00	N/A	12/06/27	--	29,750,000.00	29,750,000.00	12/06/21
10	30314433	RT	Brighton	MI	Actual/360	4.710%	109,831.93	44,382.06	0.00	N/A	03/06/28	--	27,982,656.61	27,938,274.55	12/06/21
11	30314434	OF	Various	VA	Actual/360	4.875%	99,234.93	83,624.68	0.00	N/A	11/06/24	--	24,427,060.79	24,343,436.11	12/06/21
12A2B	30314435	RT	Whitehall	PA	Actual/360	4.056%	86,281.36	45,897.23	0.00	N/A	11/01/27	--	25,527,030.85	25,481,133.62	12/01/21
13	30314436	MU	New York	NY	Actual/360	4.410%	95,550.00	0.00	0.00	N/A	09/06/27	--	26,000,000.00	26,000,000.00	03/06/20
14	30314437	OF	Robinson	PA	Actual/360	4.910%	86,582.33	30,311.31	0.00	N/A	02/06/23	--	21,160,650.09	21,130,338.78	12/06/21
15A3	30314438	MF	New York	NY	Actual/360	2.740%	45,666.67	0.00	0.00	N/A	10/06/22	--	20,000,000.00	20,000,000.00	11/06/21
16	30314439	OF	Baltimore	MD	Actual/360	4.885%	71,287.36	26,993.39	0.00	N/A	03/06/28	--	17,511,737.16	17,484,743.77	12/06/21
17	30314440	RT	West Palm Beach	FL	Actual/360	5.180%	78,779.17	0.00	0.00	N/A	04/06/28	--	18,250,000.00	18,250,000.00	12/06/21
18	30299373	OF	Fairlawn	OH	Actual/360	4.690%	67,614.17	0.00	0.00	01/05/28	01/05/38	--	17,300,000.00	17,300,000.00	12/05/21
19A2	30314441	OF	Cincinnati	OH	Actual/360	4.202%	57,512.04	24,953.08	0.00	N/A	09/05/27	--	16,425,938.88	16,400,985.80	11/05/21
20	30298811	MU	Washington	DC	Actual/360	4.220%	57,321.67	0.00	0.00	N/A	09/05/27	--	16,300,000.00	16,300,000.00	12/05/21
21	30314442	LO	Beavercreek	OH	Actual/360	5.565%	70,654.25	20,974.24	0.00	N/A	03/06/28	--	15,235,417.16	15,214,442.92	12/06/21
23	30314444	LO	Broomfield	CO	Actual/360	5.410%	58,690.80	17,200.15	0.00	N/A	03/06/28	--	13,018,292.21	13,001,092.06	12/06/21
24	30314445	RT	Normal	IL	Actual/360	5.190%	57,846.88	0.00	0.00	N/A	02/06/27	--	13,375,000.00	13,375,000.00	12/06/21
25	30314446	RT	Pittsburgh	PA	Actual/360	4.650%	45,881.01	19,089.23	0.00	N/A	02/06/28	--	11,840,259.79	11,821,170.56	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30314447	LO	Secaucus	NJ	Actual/360	5.210%	51,480.86	17,235.24	0.00	N/A	04/06/28	--	11,857,395.26	11,840,160.02	12/06/21
27	30314448	MF	Flagstaff	AZ	Actual/360	4.885%	50,885.42	0.00	0.00	N/A	04/06/28	--	12,500,000.00	12,500,000.00	12/06/21
28	30314449	IN	Springfield	NJ	Actual/360	5.200%	49,234.38	14,599.76	0.00	N/A	03/06/28	--	11,361,780.61	11,347,180.85	12/06/21
29	30314450	OF	Los Angeles	CA	Actual/360	5.110%	47,906.25	0.00	0.00	N/A	02/06/28	--	11,250,000.00	11,250,000.00	12/06/21
30A1	30314452	OF	Chicago	IL	Actual/360	4.704%	43,120.00	0.00	0.00	N/A	12/05/27	--	11,000,000.00	11,000,000.00	12/05/21
31	30314455	IN	Austin	TX	Actual/360	4.170%	37,750.58	15,848.88	0.00	N/A	02/06/28	--	10,863,475.81	10,847,626.93	12/06/21
32	30314456	LO	Myrtle Beach	SC	Actual/360	5.515%	46,704.32	20,943.88	0.00	N/A	01/06/28	--	10,162,318.30	10,141,374.42	12/06/21
33	30314457	IN	Glenwillow	OH	Actual/360	4.950%	40,084.23	17,659.24	0.00	03/06/28	02/06/33	--	9,717,389.52	9,699,730.28	12/06/21
34	30314458	LO	Ormond Beach	FL	Actual/360	5.684%	45,770.36	13,037.41	0.00	N/A	03/05/28	--	9,662,989.82	9,649,952.41	12/05/21
35A3	30314459	MF	Various	Various	Actual/360	5.010%	23,362.20	8,883.77	0.00	N/A	06/06/27	--	5,595,735.87	5,586,852.10	11/06/21
35A6	30314460				Actual/360	5.010%	15,574.80	5,922.52	0.00	N/A	06/06/27	--	3,730,490.25	3,724,567.73	11/06/21
36	30314461	OF	Charlotte	NC	Actual/360	5.510%	43,203.25	12,217.37	0.00	N/A	03/06/28	--	9,409,056.67	9,396,839.30	12/06/21
37	30314462	IN	Jonesboro	AR	Actual/360	5.110%	38,737.97	13,444.21	0.00	N/A	04/06/28	--	9,096,980.01	9,083,535.80	12/06/21
38	30299455	MF	San Antonio	TX	Actual/360	4.900%	36,750.00	0.00	0.00	N/A	03/05/28	--	9,000,000.00	9,000,000.00	12/05/21
39	30314463	Various Various		Various	Actual/360	5.360%	34,999.60	9,331.99	0.00	N/A	12/05/27	--	7,835,731.95	7,826,399.96	12/05/21
40	30299620	LO	Beverly Hills	CA	Actual/360	5.170%	30,904.82	10,550.06	0.00	N/A	03/05/28	--	7,173,265.87	7,162,715.81	11/05/21
41	30314464	LO	Grand Prairie	TX	Actual/360	6.200%	32,626.35	7,796.60	0.00	N/A	03/05/28	--	6,314,776.89	6,306,980.29	12/05/21
42	30314465	IN	Grand Prairie	TX	Actual/360	5.202%	28,177.50	0.00	0.00	N/A	03/06/23	--	6,500,000.00	6,500,000.00	12/06/21
43	30314466	OF	Neptune	NJ	Actual/360	4.793%	23,282.06	8,172.48	0.00	N/A	12/05/27	--	5,829,015.05	5,820,842.57	12/05/21
44	30314467	MF	Sherman	TX	Actual/360	5.770%	27,114.45	6,587.76	0.00	N/A	02/05/28	--	5,639,053.42	5,632,465.66	12/05/21
45	30314468	IN	Alpharetta	GA	Actual/360	4.810%	23,047.92	0.00	0.00	N/A	02/06/28	--	5,750,000.00	5,750,000.00	12/06/21
46	30314469	MF	Irving	TX	Actual/360	5.340%	23,247.84	7,430.68	0.00	N/A	04/06/28	--	5,224,232.94	5,216,802.26	12/06/21
47	30314470	LO	Hopewell	VA	Actual/360	5.960%	24,304.65	9,457.11	0.00	N/A	02/06/28	--	4,893,553.12	4,884,096.01	12/06/21
48	30314471	LO	Liberty Lake	WA	Actual/360	5.740%	22,999.35	9,682.77	0.00	N/A	12/05/27	--	4,808,226.55	4,798,543.78	06/05/21
49	30314472	MU	Chicago	IL	Actual/360	5.140%	21,416.67	0.00	0.00	N/A	02/06/28	--	5,000,000.00	5,000,000.00	12/06/21
50	30299208	LO	Hemet	CA	Actual/360	5.610%	20,284.88	8,886.79	0.00	N/A	12/05/27	--	4,339,010.81	4,330,124.02	12/05/21
51	30314473	MF	Various	TX	Actual/360	5.960%	22,530.19	5,120.38	0.00	N/A	02/05/28	--	4,536,280.71	4,531,160.33	12/05/21
52	30297570	LO	Schiller Park	IL	Actual/360	5.530%	20,913.18	0.00	0.00	N/A	01/05/27	--	4,538,121.45	4,538,121.45	12/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
53	30314474	LO	Athens	GA	Actual/360	5.630%	20,204.66	5,863.84	0.00	N/A	03/06/28	--	4,306,499.68	4,300,635.84	12/06/21
54	30314475	LO	Fort Wayne	IN	Actual/360	5.770%	18,970.71	7,817.70	0.00	N/A	02/06/28	--	3,945,381.85	3,937,564.15	12/06/21
55	30314476	MF	Denison	TX	Actual/360	5.170%	12,268.55	3,738.78	0.00	N/A	12/05/27	--	2,847,633.00	2,843,894.22	12/05/21
56	30298972	RT	Philadelphia	PA	Actual/360	5.790%	5,066.25	0.00	0.00	N/A	11/05/27	--	1,050,000.00	1,050,000.00	12/05/21
Totals							3,658,944.24	684,205.00	0.00				915,196,266.12	914,512,061.12
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A	21,571,245.06	0.00	--	--	--	0.00	0.00	230,928.34	230,928.34	0.00	0.00
2A1	11,323,239.43	28,870,667.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3AA1B	20,598,107.90	0.00	--	--	--	0.00	0.00	102,296.50	102,296.50	0.00	0.00
3AA2	20,598,107.90	0.00	--	--	--	0.00	0.00	33,348.65	33,348.65	0.00	0.00
3AA3	20,598,107.90	0.00	--	--	--	0.00	0.00	17,049.41	17,049.41	0.00	0.00
3AA4	20,598,107.90	0.00	--	--	--	0.00	0.00	17,049.41	17,049.41	0.00	0.00
4A22	28,539,818.96	27,736,830.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	4,780,150.39	4,430,448.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,431,529.75	1,955,634.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	4,394,580.99	6,061,851.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	5,320,767.01	7,726,838.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	5,320,767.01	7,726,838.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	19,862,163.30	22,020,737.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,140,201.86	3,014,411.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	9,499,323.71	9,656,877.61	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2B	19,682,731.93	23,609,354.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	10/13/20	240,815.97	62,748.28	94,331.68	1,973,340.69	217,005.84	0.00
14	2,784,920.94	2,301,904.15	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A3	18,508,518.68	0.00	--	--	--	0.00	0.00	45,583.33	45,583.33	0.00	0.00
16	2,543,494.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,882,984.83	1,953,630.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,605,639.36	1,627,828.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	6,011,786.10	0.00	--	--	--	0.00	0.00	82,396.68	82,396.68	0.00	0.00
20	1,321,744.48	1,342,446.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(63,500.67)	1,349,221.98	01/01/21	09/30/21	--	0.00	0.00	916,217.84	916,217.84	0.00	0.00
23	(293,048.91)	443,149.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,380,480.69	1,485,703.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,660,985.08	1,579,167.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	388,235.42	661,024.91	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	941,232.20	983,647.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,169,638.94	1,287,506.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	944,346.50	881,087.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30A1	9,782,196.79	9,013,333.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,953,872.79	2,295,607.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	461,222.68	1,859,460.88	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	4,280.96	0.00
33	1,055,719.59	1,072,801.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	999,667.68	1,741,682.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35A3	5,715,922.00	0.00	--	--	--	0.00	0.00	32,222.65	32,222.65	0.00	0.00
35A6	5,715,922.00	0.00	--	--	--	0.00	0.00	21,481.78	21,481.78	0.00	0.00
36	1,055,329.73	1,273,327.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,058,073.77	1,057,112.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	879,401.45	851,874.58	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	720,013.54	753,680.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(11,504.52)	40,249.81	01/01/21	06/30/21	--	0.00	0.00	41,424.99	41,424.99	0.00	0.00
41	677,060.58	891,226.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	824,723.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	754,553.63	672,544.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	594,390.37	873,464.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	968,598.31	1,028,858.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	908,917.81	1,814,688.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	250,794.11	643,962.44	01/01/21	06/30/21	09/11/20	1,014,695.19	19,559.23	171,399.66	171,399.66	18,222.40	0.00
49	393,668.82	434,570.80	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	813,244.85	842,279.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	477,410.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(90,378.23)	63,691.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	444,075.14	686,098.49	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	221,179.08	0.00	--	--	--	0.00	0.00	85,716.14	85,716.14	0.00	0.00
55	255,171.51	45,848.89	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	174,644.85	118,888.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	296,100,301.29	186,782,062.82				1,255,511.16	82,307.51	1,891,447.06	3,770,456.07	239,509.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	26,000,000.00	3	40,078,938.57	0	0.00	0	0.00	0	0.00	0	0.00	4.797423%	4.781049%	67
11/18/21	0	0.00	0	0.00	1	26,000,000.00	3	40,107,700.15	0	0.00	0	0.00	0	0.00	0	0.00	4.797586%	4.781213%	68
10/18/21	0	0.00	0	0.00	1	26,000,000.00	3	40,134,145.40	1	0.00	0	0.00	0	0.00	1	14,750,000.00	4.797730%	4.781357%	69
09/17/21	0	0.00	0	0.00	2	40,750,000.00	3	40,162,651.26	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805053%	4.788695%	70
08/17/21	0	0.00	0	0.00	2	40,750,000.00	3	40,188,833.54	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805188%	4.788830%	71
07/16/21	0	0.00	0	0.00	2	40,750,000.00	3	40,214,890.53	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805322%	4.788964%	72
06/17/21	0	0.00	0	0.00	2	40,750,000.00	2	14,243,022.40	1	14,750,000.00	0	0.00	0	0.00	0	0.00	4.805473%	4.789115%	73
05/17/21	0	0.00	0	0.00	2	40,750,000.00	2	14,268,820.06	1	14,750,000.00	1	10,279,814.92	0	0.00	0	0.00	4.805605%	4.789247%	74
04/16/21	0	0.00	0	0.00	3	51,050,125.46	3	29,046,702.14	0	0.00	1	4,538,121.45	0	0.00	0	0.00	4.805754%	4.789397%	75
03/17/21	1	20,000,000.00	0	0.00	3	51,068,769.54	3	29,081,025.23	0	0.00	3	20,876,682.76	0	0.00	0	0.00	4.806076%	4.789719%	76
02/18/21	1	4,891,112.23	0	0.00	4	55,104,311.76	2	14,354,311.76	0	0.00	0	0.00	0	0.00	0	0.00	4.806186%	4.789829%	77
01/15/21	0	0.00	1	7,300,334.60	6	75,514,835.59	2	14,379,576.84	0	0.00	2	22,786,016.52	0	0.00	0	0.00	4.806261%	4.789904%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A2A	30314417	11/06/21	0	B	230,928.34	230,928.34	0.00	63,500,000.00
3AA1B	30314421	11/06/21	0	B	102,296.50	102,296.50	0.00	30,000,000.00
3AA2	30314422	11/06/21	0	B	33,348.65	33,348.65	0.00	9,780,000.00
3AA3	30314423	11/06/21	0	B	17,049.41	17,049.41	0.00	5,000,000.00
3AA4	30314424	11/06/21	0	B	17,049.41	17,049.41	0.00	5,000,000.00
13	30314436	03/06/20	20	6	94,331.68	1,973,340.69	288,124.61	26,000,000.00	06/24/20	2		06/09/21
15A3	30314438	11/06/21	0	B	45,583.33	45,583.33	0.00	20,000,000.00
19A2	30314441	11/05/21	0	B	82,396.68	82,396.68	0.00	16,425,938.88
35A3	30314459	11/06/21	0	B	32,222.65	32,222.65	0.00	5,595,735.87
35A6	30314460	11/06/21	0	B	21,481.78	21,481.78	0.00	3,730,490.25
Totals					676,688.43	2,555,697.44	288,124.61	185,032,165.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		20,000,000	20,000,000	0		0
13 - 24 Months		27,630,339	27,630,339	0		0
25 - 36 Months		24,343,436	24,343,436	0		0
37 - 48 Months		40,000,000	40,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		802,538,286	762,459,348	0		40,078,939

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	914,512,061	874,433,123	0	0	0	26,000,000
Nov-21	915,196,266	875,088,566	0	0	0	26,000,000
Oct-21	915,818,489	875,684,344	0	0	0	26,000,000
Sep-21	931,247,232	876,334,581	0	0	0	40,750,000
Aug-21	931,863,835	876,925,002	0	0	0	40,750,000
Jul-21	932,477,777	877,512,886	0	0	0	40,750,000
Jun-21	933,148,538	888,416,502	0	0	26,000,000	14,750,000
May-21	933,756,930	889,017,925	0	0	26,000,000	14,750,000
Apr-21	934,422,344	883,372,219	0	0	36,300,125	14,750,000
Mar-21	935,258,228	864,189,459	20,000,000	0	36,318,770	14,750,000
Feb-21	935,951,238	875,955,814	4,891,112	0	40,750,000	14,354,312
Jan-21	936,470,853	853,655,683	0	7,300,335	61,135,259	14,379,577
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30314436	26,000,000.00	26,000,000.00	29,100,000.00	08/12/20	1,990,827.01	1.71000	09/30/19	09/06/27	I/O
Totals		26,000,000.00	26,000,000.00	29,100,000.00		1,990,827.01

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30314436	MU	NY	06/24/20	2

12/13/2021 - The legislation and court have stayed the foreclosure and receivership action until January 2022, but the pending motions are down for oral argument with the Court. Lender is prepared to proceed with enforcement action once the foreclosure moratorium is lifted. Loan is fully accelerated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A1	30314418	57,957,488.56	5.13000%	57,886,638.97	5.13000%	8	09/16/20	09/16/20	10/02/20
5A1	30314425	45,000,000.00	5.17400%	45,000,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
21	30314442	0.00	5.56500%	15,448,367.69	5.56500%	10	12/04/20	12/04/20	12/23/20
26	30314447	0.00	5.21000%	0.00	5.21000%	10	01/25/21	06/06/20	02/11/21
32	30314456	0.00	5.51500%	0.00	5.51500%	8	03/26/21	03/26/21	04/20/21
40	30299620	7,300,335.00	5.17000%	7,248,203.00	5.17000%	10	12/09/20	12/09/20	01/07/21
48	30314471	0.00	5.74000%	0.00	5.74000%	10	01/28/21	01/28/21	02/11/21
52	30297570	0.00	5.53000%	0.00	5.53000%	10	04/05/21	04/05/21	04/06/21
54	30314475	0.00	5.77000%	0.00	5.77000%	8	01/21/21	01/21/21	02/24/21
Totals		110,257,823.56		125,583,209.66
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5A1	0.00	0.00	0.00	0.00	970.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,416.67	0.00	0.00	884.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	458.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	338.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	207.27	0.00	0.00	0.00	81.15	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.58	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.20	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	163.41	(161.64)	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.82	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	133.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,416.67	0.00	2,271.13	722.36	0.00	0.00	90.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,500.91

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the CSAIL 2018-CX11 Commercial Mortgage Trust

transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special

Servicer Fees would be disclosed here.

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